Financial Instruments by Category - Summary of Financial Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortised cost	$ 55,866	$ 94,170
Financial liabilities at fair value through profit and loss	83,300
Trade and Notes Payables
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortised cost	11,001	5,238
Financial Liabilities Included in Other Payables and Accruals
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortised cost	24,756	85,559
Lease Liabilities
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortised cost	2,799	$ 3,373
Warrant Liability
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at fair value through profit and loss	83,300
Interest-bearing Loans and Borrowings
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortised cost	$ 17,310